LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT	12 Months Ended
Dec. 31, 2019
LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT
LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT

NOTE 12 - LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT:

a.    Labor laws and agreements in Israel require the Company to pay severance pay and/or pensions to an employee dismissed or retiring from their employment in certain circumstances.

b.   The Company’s pension liability and the Company’s liability for payment of severance pay for employees in Israel for whom the liability is within the scope of Section 14 of the Severance Pay Law, is covered by ongoing deposits with defined contribution plans. The amounts deposited are not included in the Statements of Financial Position.

The amounts charged as an expense with respect to defined contribution plans in 2019, 2018, and 2017 were $184,000,  $182,000, and $155,000, respectively.